Foreign Exchange (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Effects Of Changes In Foreign Exchange Rates [Line Items]
Adjustments for unrealised foreign exchange losses (gains)	$ (45,073)	$ 1,905
Realized foreign exchange gain	(1,632)	(963)
Foreign exchange loss (gain)	43,441	(2,868)
Intercompany notes			$ 601.0
Unrealized foreign exchange loss - intercompany notes
Effects Of Changes In Foreign Exchange Rates [Line Items]
Adjustments for unrealised foreign exchange losses (gains)	(2,674)	12,000
Unrealized foreign exchange loss (gain) - long-term notes & Credit Facilities
Effects Of Changes In Foreign Exchange Rates [Line Items]
Adjustments for unrealised foreign exchange losses (gains)	$ 47,747	$ (13,905)